Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Dec. 27, 2014	Mar. 29, 2014
Earnings Per Share
Schedule of the components of basic and diluted earnings per share of common stock

The components of basic and diluted loss per share of common stock, in aggregate, for the thirteen and thirty-nine weeks ended December 27, 2014 and December 28, 2013 are as follows (in thousands, except per share amounts):

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	December 27, 2014	December 28, 2013	December 27, 2014	December 28, 2013

Net income attributed to Boot Barn Holdings, Inc.	$8,763	$6,339	$11,116	$3,579
Less: Cash payment to holders of vested options	$—	$—	$(1,443)	$—
Net income available for common stockholders	$8,763	$6,339	$9,673	$3,579

Weighted average basic shares outstanding	23,704	18,929	20,928	18,929
Dilutive effect of stock options	852	503	671	344
Weighted average diluted shares outstanding	24,556	19,432	21,599	19,273
Basic earnings per share	$0.37	$0.33	$0.46	$0.19
Diluted earnings per share	$0.36	$0.33	$0.45	$0.19

The components of basic and diluted earnings per share of common stock, in aggregate, for the fiscal years ended March 29, 2014, March 30, 2013, Successor Period and the Predecessor Period are as follows (in thousands, except per share amounts):

	Fiscal year ended
	March 29, 2014	March 30, 2013	(Successor) December 12, 2011 to March 31, 2012	(Predecessor) April 3, 2011 to December 11, 2011

Net income (loss) attributed to Boot Barn Holdings, Inc.	$5,377	$646	$(4,371)	$(660)

Weighted average basic shares outstanding	18,929	18,757	18,633	173
Dilutive effect of stock options	246	—	—	—

Weighted average diluted shares outstanding	19,175	18,757	18,633	173

Basic earnings (loss) per share	$0.28	$0.03	$(0.23)	$(3.82)
Diluted earnings (loss) per share	$0.28	$0.03	$(0.23)	$(3.82)